Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - Forgent Power Solutions, Inc. - $ / shares	Dec. 31, 2025	Jul. 24, 2025
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100	100
Common stock, shares, issued (in shares)	100	100
Common stock, outstanding (in shares)	100	100